Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment
Balance, beginning	$ 1,631	$ 1,514
Balance, end	$ 1,036	$ 1,631